CONVERTIBLE DEBT (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Change Convertible Security Balance [Roll Forward]
Opening balance
Ending balance	2,161
Secured Convertible Security [Member]
Change Convertible Security Balance [Roll Forward]
Opening balance	5,991	4,500
Conversions, at fair value	(4,103)	(638)
Change in fair market value	273	2,129
Ending balance	$ 2,161	$ 5,991